FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2025, is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risk in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2025
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(179)	(94)	1,974	104	219
Short term deposit	(86)	(45)	943	50	105
Other receivables	(7)	(3)	72	4	8
Trade payables	19	10	(206)	(11)	(23)
Other payables	87	46	(962)	(51)	(107)
Total NIS-linked balances	(166)	(86)	1,821	96	202
Euro-linked trade payables	(107)	(56)	(1,177)	62	131
Total	(273)	(142)	644	158	333

	December 31, 2024
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(87)	(45)	955	50	106
Other receivables	(52)	(27)	568	30	63
Trade payables	115	60	(933)	(67)	(141)
Other payables	154	81	(1,495)	(89)	(188)
Total NIS-linked balances	130	69	(905)	(76)	(160)
Euro-linked trade payables	(83)	(44)	(919)	48	102
Total	47	25	(1,824)	(28)	(58)

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

Set forth below is information on the linkage of monetary items:

	December 31, 2024			December 31, 2025
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	9,428	955	53	973	1,974	303
Short-term bank deposits	9,126	-	-	16,683	943	-
Other receivables	819	568	91	338	72	-
	19,373	1,523	144	17,994	2,989	303
Liabilities:
Current liabilities:
Current maturities of long-term loan	4,479	-	-	4,479	-	-
Accounts payable and accruals:
Trade	3,549	933	1,101	1,993	206	1,294
Other	1,636	1,495	-	781	962	-
Non-current liabilities
Long-term loan, net of current maturities	8,958	-	-	4,460	-	-
	18,622	2,428	1,101	11,713	1,168	1,294
Net balance	751	(905)	(957)	6,281	1,821	(991)

2)	Fair value of financial instruments

As of December 31, 2025, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items, deposits, and current and long-term loans), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount, as the effect of discounting is immaterial.

With regard to the warrants classified as a current financial liability, see Note 11c. With regard to long-term loans, see Note 10.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits, trade receivables, and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2024, and 2025 were deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2024	2025
	in USD thousands
Assets:
Cash and cash equivalents	10,436	3,250
Short-term bank deposits	9,126	17,626
Trade receivables	2,476	46
Other receivables	1,478	410
Total	23,516	21,332

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and seeks to maintain the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating revenues from a number of out-licensing transactions, as well as the commercialization of its lead program, motixafortide, during 2024, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the first half of 2027. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions and/or raise additional funding. See also Note 1c regarding the material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

d.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk, in its assessment of fair value. The fair value of the financial instruments included in the working capital of the Company, as well as the long-term loan, is usually identical or close to their carrying value, as the effect of discounting is immaterial. The fair value of the warrants is based on Level 3 measurements.

The fair value of the warrants, calculated based on the Black-Scholes model, was $2,174,000 as of December 31, 2025.

For more information on the parameters used to value the warrants, see Note 11c.

e.	Changes in financial liabilities with cash flows included in financing activities

	Long-term loan	Warrants	Total
	in USD thousands
Balance as of January 1, 2023	10,168	4,509	14,677
Changes during the year 2023:
Principal and interest payments	(1,543)	-	(1,543)
Amounts recognized through profit and loss	1,148	11,054	12,202
Share premium resulting from exercise of warrants	-	(3,631)	(3,631)
Balance as of December 31, 2023	9,773	11,932	21,705
Changes during the year 2024:
Net proceeds	19,223	8,724	27,947
Principal and interest payments	(22,795)	-	(22,795)
Amounts recognized through profit and loss	7,236	(18,965)	(11,729)
Balance as of December 31, 2024	13,437	1,691	15,128
Changes during the year 2025:
Net proceeds	-	9,082	9,082
Principal and interest payments	(5,568)	-	(5,568)
Amounts recognized through profit and loss	1,070	(8,599)	(7,529)
Balance as of December 31, 2025	8,939	2,174	11,113

f.	Fair value measurement of warrants using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments for the years ended December 31, 2023, 2024 and 2025:

Warrants
in USD thousands
Balance as of January 1, 2023	4,509
Changes during 2023:
Exercises	(3,631)
Changes in fair value through profit and loss	11,054
Balance as of December 31, 2023	11,932
Changes during 2024:
Issuances	8,724
Changes in fair value through profit and loss	(18,965)
Balance as of December 31, 2024	1,691
Changes during 2025:
Issuances	9,082
Changes in fair value through profit and loss	(8,599)
Balance as of December 31, 2025	2,174